Subsequent Events (Details) (2013 Credit Agreement [Member], USD $)	0 Months Ended
Jan. 18, 2013
2013 Credit Agreement [Member]
Short-term Debt [Line Items]
Line Of Credit Facility Period Years	5 years
Line of Credit Facility, Current Borrowing Capacity	$ 350,000,000
Line Of Credit Expansion Feature	$ 150,000,000
Line of Credit Facility, Interest Rate Description	LIBOR plus 125 basis points
Debt Instrument, Basis Spread on Variable Rate	1.25%